Derivative Instruments and Hedging	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging
5. Derivative Financial Instruments and Hedging
Notional Amount of Foreign Currency Contracts
Our foreign currency contracts are denominated in NIS and Euro. The gross notional amounts of outstanding foreign currency contracts in U.S. dollar were as follows:

	As of December 31,
	2023	2022
	(in thousands)
Derivatives Designated as Hedging Instruments:
Foreign currency contracts	$63,716	$63,998
Derivatives Not Designated as Hedging Instruments:
Foreign currency contracts	10,314	13,814
Total derivative instruments	$74,030	$77,812
Effect of Foreign Currency Contracts on the Consolidated Statements of Operations
The effect of foreign currency contracts on the Consolidated Statements of Operations during the periods presented were as follows:

	Derivatives Designated as Hedging Instruments			Derivatives Not Designated as Hedging Instruments
	Year Ended December 31,			Year Ended December 31,
	2023	2022	2021	2023	2022	2021
	(in thousands)
Statement of Operations Location:
Revenue	$168	$—	$—	$—	$—	$—
Cost of revenue	(146)	(175)	—	—	—	—
Research and development	(2,659)	(1,718)	—	—	—	—
Sales and marketing	(1,051)	(732)	—	—	—	—
General and administrative	(1,263)	(706)	—	—	—	—
Other income (expense), net	—	—	—	(534)	(1,659)	59
Total gain (loss) recognized in earnings	$(4,951)	$(3,331)	$—	$(534)	$(1,659)	$59
Effect of Foreign Currency Contracts on Accumulated Other Comprehensive Profit (Loss)
The following table represents the net unrealized gains (losses) of foreign currency contracts designated as hedging instruments, net of tax, that were recorded in accumulated other comprehensive profit (loss) during the periods presented, and their effect on other comprehensive profit (loss) for the periods presented:

Net Unrealized Gains (Losses) on Derivatives Designated as Hedging Instruments
(in thousands)
Balance as of December 31, 2020	$—
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	176
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	—
Other comprehensive profit (loss)	176
Balance as of December 31, 2021	176
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	1,448
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	(3,331)
Other comprehensive profit (loss)	(1,883)
Balance as of December 31, 2022	$(1,707)
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	6,585
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	(4,951)
Other comprehensive profit (loss)	1,634
Balance as of December 31, 2023	$(73)
As of December 31, 2021, net deferred gains totaled $0.2 million and were recognized during the year ended December 31, 2022 in the same financial statement line item as the hedged items. As of December 31, 2022, $1.7 million of net deferred losses were recorded in accumulated other comprehensive profit (loss) and were recognized during the year ended December 31, 2023 in the same financial statement line item as the hedged items. As of December 31, 2023, $0.1 million of net deferred losses were recorded in accumulated other comprehensive profit (loss) of which all are expected to be recognized in the same financial statement line item in the Consolidated Statements of Operations to which the derivative relates over the next twelve months.